FT Vest Laddered U.S. Equity Uncapped Accelerator ETF Expense Example, No Redemption - FT Vest Laddered U.S. Equity Uncapped Accelerator ETF - FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,166